UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	February 11, 2008

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	67

Form 13F Information Table Value Total:  	$268,860,000

Bainco International Investors
December 31, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     5572   193460 SH       SOLE                   193460
AT&T Inc.                      COM              00206R102      497    11961 SH       SOLE                    11961
Abbott Laboratories            COM              002824100      317     5653 SH       SOLE                     5653
Abercrombie & Fitch Co         COM              002896207      344     4300 SH       SOLE                     4300
Altria Group Inc               COM              02209S103     5515    72963 SH       SOLE                    72963
American International Group   COM              026874107      292     5003 SH       SOLE                     5003
Amgen                          COM              031162100      255     5500 SH       SOLE                     5500
Apple Inc                      COM              037833100      545     2750 SH       SOLE                     2750
Applied Materials              COM              038222105     3088   173900 SH       SOLE                   173900
Avon Products Inc              COM              054303102     3249    82200 SH       SOLE                    82200
Bank of America                COM              060505104     5345   129534 SH       SOLE                   129534
Baxter International Inc       COM              071813109    10361   178482 SH       SOLE                   178482
Berkshire Hathaway Cl A        COM              084670108     1558       11 SH       SOLE                       11
Best Buy Company Inc           COM              086516101     4867    92450 SH       SOLE                    92450
CVS Caremark Corp              COM              126650100     7963   200330 SH       SOLE                   200330
Charles Schwab Corp            COM              808513105     7061   276375 SH       SOLE                   276375
Chevron Texaco Corp.           COM              166764100      373     4000 SH       SOLE                     4000
Cisco Systems Inc              COM              17275R102     7470   275956 SH       SOLE                   275956
Citigroup Inc                  COM              172967101     4157   141212 SH       SOLE                   141212
Citrix Systems Inc             COM              177376100     5254   138225 SH       SOLE                   138225
Coach Inc                      COM              189754104     4238   138575 SH       SOLE                   138575
ConocoPhillips                 COM              20825C104     8487    96120 SH       SOLE                    96120
Dell Computer                  COM              24702r101     3919   159910 SH       SOLE                   159910
Digimarc Corp                  COM              253807101     2091   237050 SH       SOLE                   237050
Emerson Electric               COM              291011104     5853   103300 SH       SOLE                   103300
EnerNOC Inc                    COM              292764107     4110    83700 SH       SOLE                    83700
Exxon Mobil Corp               COM              30231g102     9667   103183 SH       SOLE                   103183
Genentech Inc.                 COM              368710406      718    10700 SH       SOLE                    10700
General Electric               COM              369604103    10960   295661 SH       SOLE                   295661
Google Inc CL A                COM              38259p508      210      304 SH       SOLE                      304
Hartford Financial Services    COM              416515104     7316    83910 SH       SOLE                    83910
Hexcel Corporation             COM              428291108     7252   298670 SH       SOLE                   298670
Hologic Inc                    COM              436440101      403     5870 SH       SOLE                     5870
Intel Corporation              COM              458140100     1512    56725 SH       SOLE                    56725
International Business Machine COM              459200101      971     8981 SH       SOLE                     8981
JP Morgan Chase                COM              46625h100     8490   194506 SH       SOLE                   194506
Johnson & Johnson              COM              478160104     8252   123722 SH       SOLE                   123722
Juniper Networks Inc.          COM              48203r104     2800    84335 SH       SOLE                    84335
Kraft Foods Inc                COM              50075N104     2578    79127 SH       SOLE                    79127
Lawson Software                COM              52078P102     3818   372850 SH       SOLE                   372850
Lululemon Athletica Inc        COM              550021109     3539    74720 SH       SOLE                    74720
Maxim Integrated Prods.        COM              57772K101      530    20000 SH       SOLE                    20000
Merck                          COM              589331107      395     6802 SH       SOLE                     6802
Microsoft Corp                 COM              594918104    10807   303555 SH       SOLE                   303555
Mobilepro Corp.                COM              60742e205        1   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     6440   366335 SH       SOLE                   366335
Nortel Networks Corp           COM              656568508      362    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     5761    75225 SH       SOLE                    75225
Office Depot                   COM              676220106      230    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     7132   315850 SH       SOLE                   315850
Orthometrix Inc.               COM              68750M100        5   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103      387    17035 SH       SOLE                    17035
Schering Plough Corp           COM              806605101     7636   286650 SH       SOLE                   286650
Smith International Inc        COM              832110100     8700   117800 SH       SOLE                   117800
Smurfit-Stone Container Corp   COM              832727101     3326   314965 SH       SOLE                   314965
Staples Inc                    COM              855030102     4998   216630 SH       SOLE                   216630
Sun Microsystems               COM              866810203     2558   141090 SH       SOLE                   141090
The Cheesecake Factory         COM              163072101     5357   225950 SH       SOLE                   225950
Tyler Technologies Inc.        COM              902252105     5707   442762 SH       SOLE                   442762
UnitedHealth Group             COM              91324p102     7190   123538 SH       SOLE                   123538
Valero Energy                  COM              91913Y100      448     6400 SH       SOLE                     6400
Viacom Inc Cl B                COM              92553P201     7989   181899 SH       SOLE                   181899
Wal-Mart Stores                COM              931142103     4338    91275 SH       SOLE                    91275
Willis Group Holdings Limited  COM              G96655108     2927    77100 SH       SOLE                    77100
Windstream Corp                COM              97381w104     3899   299429 SH       SOLE                   299429
Yum Brands Inc.                COM              988498101      230     6000 SH       SOLE                     6000
eBay, Inc.                     COM              278642103      239     7214 SH       SOLE                     7214